Short-term Bank Loans	6 Months Ended
Jun. 30, 2024
Short-term Bank Loans
Short-term Bank Loans

Note 9 - Short-term Bank Loans

The Group’s short-term bank loans consist of the following:

	June 30,	December 31,
	2024	2023
Loan payable to Bank of China Lishui Branch	$-	$2,264,812
Total	$-	$2,264,812

On December 22, 2022, Tantech Charcoal entered into a short-term loan agreement with Bank of China (Lishui Branch) to borrow approximately $2,212,673 (RMB16,079,936) with one year term at a fixed annual interest rate of 4.35% for its work capital purpose. The loan was renewed upon maturity. The loan was collateralized by building and land use right of Zhejiang Tantech Bamboo Technology Co., Ltd. (“Tantech Bamboo”, a subsidiary disposal in December 2023). Zhengyu Wang and his wife, Yefang Zhang pledged personal property as collateral to secure the loan. The loan was also guaranteed by two related parties, Lishui Jiuanju Commercial Trade Co., Ltd. (“LJC”), and Forasen Group Co., Ltd., one unrelated third party, Zhejiang Meifeng Tea Industry Co., Ltd., and other three related individuals, Zhengyu Wang, Chairman of the Board and previous CEO of the Group, his wife, Yefang Zhang, and his relative, Aihong Wang. The loan was disposed through the disposition of Tantech Charcoal on March 16, 2024.

For the six months ended June 30, 2024 and 2023, the interest expense related to bank loans was $45,673 and $72,687, respectively.